INTANGIBLE ASSETS OTHER THAN GOODWILL - Movement and balances of identifiable intangible assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	$ 693,383,630	$ 695,926,565
Additions	17,490,101	12,926,859
Amortization	(9,817,863)	(7,686,371)
Impairment		(881,421)
Other increases (decreases)	18,433,852	6,902,002
Ending balance	719,489,720	693,383,630
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	655,602,101	664,877,100
Impairment		(881,421)
Other increases (decreases)	19,164,027	8,393,578
Ending balance	674,766,128	655,602,101
Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	31,335,739	23,706,850
Additions	17,486,264	12,926,859
Amortization	(9,647,597)	(7,498,481)
Other increases (decreases)	(868,131)	(2,200,511)
Ending balance	38,306,275	31,335,739
Water rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	587,432	587,432
Ending balance	587,432	587,432
Trademarks indefinite useful life
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	5,632,172	6,341,107
Other increases (decreases)	137,956	708,935
Ending balance	5,770,128	5,632,172
Trademarks definite useful life
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	218,211	406,101
Amortization	(170,266)	(187,890)
Ending balance	47,945	218,211
Others
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	7,975	7,975
Additions	3,837
Ending balance	$ 11,812	$ 7,975